6. INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

We amortize the identifiable intangible assets using the straight-line method over a useful life of five years. We determined that the useful life of those assets are based on the term of the applicable noncompete agreement and estimated lives of relationships acquired.

Amortization of intangible assets is expected to be approximately $822,000 for the years ending December 31, 2015, 2016 and 2017 and $68,500 for the year ending December 31, 2018.

Intangible assets consisted of the following at March 31, 2015 and December 31, 2014:

	Original Fair Market Value	Accumulated Amortization	Net

Balance - March 31, 2015:
Vendor relationships	$1,170,000	$507,000	$663,000
Trade name	230,000	99,667	130,333
Noncompete agreement	2,710,000	1,173,833	1,536,167
	$4,110,000	$1,780,500	$2,329,500

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000

Amortization expense for the three months ended March 31, 2015 and 2014 totaled $205,500 and $205,500, respectively.